Other income/(expenses), net	12 Months Ended
Dec. 31, 2012
Other income/(expenses), net
Other income/(expenses), net

25. Other income/(expenses), net

        Other income/(expenses), net, of $0.8 million in 2012 consisted of various other non-operating items.

        Other income/(expenses), net, of $(2.0) million in 2011 mainly consisted of legal and advisory expenses of $(2.3) million (attributed to fees related to preparing and structuring the comprehensive financing plan of the Company), which were partially offset by $0.3 million income in relation to other non-operating items.

        Other income/(expenses), net, of $(5.1) million in 2010 mainly consisted of legal and advisory expenses of $18.0 million (attributed to fees related to preparing and structuring the Comprehensive Financing Plan of the Company), which were partially offset by $12.6 million income in relation to an agreement entered into with the charterer of the three newbuildings cancelled on May 25, 2010, in consideration for the termination of the respective charter parties.